5. Financial risk management (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) $ / $	Dec. 31, 2018 ARS ($) $ / $
Financial Risk Management
Exchange rate | $ / $	59.89	37.70
Delinquent trade receivables	$ 3,461,400	$ 3,031,000
Allowances	1,546,300	1,385,900
Financial assets	3,039,500	5,199,800
Receivables related to customers	$ 9,000	$ 16,000